Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,199,100,000.00
Previously Paid Amount	0.00
Total Fee Amount	165,595.71
Total Offset Amount	0.00
Net Fee	165,595.71
Narrative - Max Aggregate Offering Price	$ 1,199,100,000.00
Final Prospectus	true